Notes to the consolidated financial statements - Cost of sales - Costs related to restructuring of organization (Details) € in Thousands	3 Months Ended
Dec. 31, 2024 EUR (€)
Cost of sales
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Reallocation amount	€ (13,722)